Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Common Stocks - 88.8%
Aerospace & Defense - 0.4%
Airbus SE *	531	$70,833
BAE Systems PLC	5,478	41,747
Embraer SA *	9,191	39,032
Leonardo SpA *	2,510	20,694
MTU Aero Engines AG	721	163,277
Rolls-Royce Holdings PLC *	39,816	75,235
Saab AB, Class B	8,321	236,641
Safran SA	533	67,739
		715,198
Air Freight & Logistics - 1.0%
Deutsche Post AG	19,832	1,252,184
DSV A/S	470	112,847
JD Logistics, Inc. *,(a)	4,000	16,648
Mainfreight Ltd.	267	17,848
PostNL NV	27,163	131,274
Royal Mail PLC	8,974	50,966
SG Holdings Co. Ltd.	1,000	28,501
ZTO Express Cayman, Inc., ADR	4,120	126,319
		1,736,587
Airlines - 0.3%
Air China Ltd., Class H *	20,000	13,231
AirAsia Group Bhd *	89,900	22,547
Cathay Pacific Airways Ltd. *	26,000	21,876
China Eastern Airlines Corp. Ltd., Class A *	18,600	13,557
China Eastern Airlines Corp. Ltd., Class H *	128,000	49,163
Deutsche Lufthansa AG *	2,614	17,992
International Consolidated Airlines Group SA *	36,066	86,804
JET2 PLC *	2,992	51,639
Jin Air Co. Ltd. *	1,154	22,905
Korean Air Lines Co. Ltd. *	2,447	69,649
Spring Airlines Co. Ltd., Class A *	6,600	55,744
		425,107
Auto Components - 1.0%
Aisin Corp.	1,000	36,478
Bridgestone Corp.	9,900	470,799
Continental AG *	764	83,931
Denso Corp.	2,200	144,826
Hyundai Mobis Co. Ltd.	743	158,766
JTEKT Corp.	600	5,259
Koito Manufacturing Co. Ltd.	1,000	60,408
Linamar Corp.	193	10,020
Magna International, Inc.	564	42,436
Mando Corp. *	497	23,969
NGK Spark Plug Co. Ltd.	3,800	59,669
NOK Corp.	1,500	17,706
Nokian Renkaat Oyj	371	13,333
Pirelli & C SpA, (a)	22,629	133,228

	Shares/ Principal	Fair Value

Auto Components (continued)
Sumitomo Electric Industries Ltd.	1,400	$18,771
Sumitomo Rubber Industries Ltd.	11,300	144,219
Tokai Rika Co. Ltd.	7,300	105,141
Toyoda Gosei Co. Ltd.	700	14,097
Toyota Boshoku Corp.	2,500	44,611
Valeo	3,290	92,464
Vitesco Technologies Group AG *	152	8,984
		1,689,115
Automobiles - 1.8%
BAIC Motor Corp. Ltd., Class H (a)	40,500	14,047
Bayerische Motoren Werke AG	3,954	379,247
BYD Co. Ltd., Class A	2,200	84,944
BYD Co. Ltd., Class H	6,500	202,899
Daimler AG	954	84,825
Geely Automobile Holdings Ltd.	20,000	57,421
Great Wall Motor Co. Ltd., Class H	17,000	62,675
Honda Motor Co. Ltd.	14,500	449,003
Hyundai Motor Co.	228	38,513
Isuzu Motors Ltd.	8,000	105,615
Kia Corp.	907	62,203
Li Auto, Inc., ADR *	3,564	93,698
Mazda Motor Corp. *	2,600	22,743
NIO, Inc., ADR *	7,290	259,743
Nissan Motor Co. Ltd. *	22,300	112,344
Renault SA *	2,222	79,560
Stellantis NV	9,288	177,848
Subaru Corp.	12,200	227,270
Toyota Motor Corp.	9,800	175,667
XPeng, Inc., ADR *	2,771	98,481
XPeng, Inc., Class A *	1,200	20,810
Yamaha Motor Co. Ltd.	8,200	229,299
		3,038,855
Banks - 10.3%
ABN AMRO Bank NV, CVA *,(a)	7,759	111,990
Absa Group Ltd.	8,658	87,858
Agricultural Bank of China Ltd., Class A	142,900	65,013
Agricultural Bank of China Ltd., Class H	47,000	16,181
Australia & New Zealand Banking Group Ltd.	17,910	364,185
Banco Bilbao Vizcaya Argentaria SA *	57,043	377,951
Banco Bradesco SA	13,576	44,523
Banco de Sabadell SA *	87,690	73,742
Banco do Brasil SA	14,852	79,045
Banco Santander Brasil SA	9,764	63,577
Banco Santander SA *	83,564	303,759
Bangkok Bank PCL, NVDR	9,900	34,087
Bank Central Asia TBK PT	131,200	320,838
Bank Hapoalim BM	34,745	306,939
Bank Mandiri Persero TBK PT	115,300	49,544
Bank Negara Indonesia Persero Tbk PT	43,900	16,486

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Banks (continued)
Bank of China Ltd., Class A	114,700	$54,136
Bank of China Ltd., Class H	229,000	81,191
Bank of Communications Co. Ltd., Class A	102,500	71,377
Bank of Montreal	8,000	798,516
Bank of Nova Scotia (The)	5,792	356,431
Bank of Queensland Ltd.	2,503	16,923
Bank Rakyat Indonesia Persero TBK PT	438,800	118,035
Bankinter SA	9,199	54,031
Banque Cantonale Vaudoise	534	40,700
Barclays PLC	12,426	31,767
BAWAG Group AG *,(a)	418	26,668
Bendigo & Adelaide Bank Ltd.	3,891	26,561
BNP Paribas SA	14,884	956,330
BOC Hong Kong Holdings Ltd.	86,500	261,123
BPER Banca	30,179	67,609
CaixaBank SA	13,193	41,038
Canadian Imperial Bank of Commerce	193	21,481
Canadian Western Bank	1,955	56,589
Capitec Bank Holdings Ltd.	450	54,410
China CITIC Bank Corp. Ltd., Class H	179,000	80,939
China Construction Bank Corp., Class H	581,000	416,458
China Everbright Bank Co. Ltd., Class A	10,200	5,351
China Merchants Bank Co. Ltd., Class A	14,400	112,421
China Merchants Bank Co. Ltd., Class H	23,500	187,314
CIMB Group Holdings BHD	53,200	60,742
Commonwealth Bank of Australia	9,708	731,622
Credit Agricole SA	17,278	239,211
DBS Group Holdings Ltd.	1,900	42,434
DNB Bank ASA	9,939	227,660
Erste Group Bank AG	4,934	217,637
FinecoBank Banca Fineco SpA *	1,273	23,119
Grupo Financiero Banorte SAB de CV, Class O	33,407	215,114
Hana Financial Group, Inc.	697	27,315
Hong Leong Bank BHD	4,200	18,961
HSBC Holdings PLC	129,347	680,267
Industrial & Commercial Bank of China Ltd., Class H	355,000	197,459
Industrial Bank Co. Ltd., Class A	36,800	104,213
ING Groep NV	4,217	61,424
Intesa Sanpaolo SpA	130,711	371,675
Israel Discount Bank Ltd., Class A *	25,882	137,346
Jyske Bank A/S *	495	21,378
Kasikornbank PCL, NVDR	23,900	94,300
KB Financial Group, Inc.	616	28,771
Lloyds Banking Group PLC	547,300	343,664
Malayan Banking BHD	169,600	326,115
Mediobanca Banca di Credito Finanziario SpA *	16,379	198,177

	Shares/ Principal	Fair Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.	53,200	$313,693
Mizrahi Tefahot Bank Ltd.	1,756	59,329
National Australia Bank Ltd.	2,174	43,704
National Bank of Canada	2,985	229,215
Nedbank Group Ltd.	2,059	23,958
Nordea Bank Abp, Class A	60,560	782,911
OTP Bank Nyrt *	4,889	287,079
Ping An Bank Co. Ltd., Class A	19,300	53,550
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	27,644
Public Bank BHD	211,900	206,003
Raiffeisen Bank International AG	11,939	313,816
RHB Bank BHD	99,400	129,637
Royal Bank of Canada	16,308	1,622,368
Shinhan Financial Group Co. Ltd.	2,179	74,351
Societe Generale SA	8,361	263,519
Standard Bank Group Ltd.	19,329	183,950
Standard Chartered PLC	17,258	101,456
Sumitomo Mitsui Financial Group, Inc.	19,400	685,759
TMBThanachart Bank PCL, NVDR	488,400	16,023
Toronto-Dominion Bank (The)	19,004	1,257,833
UniCredit SpA	2,456	32,733
United Overseas Bank Ltd.	7,500	142,807
Westpac Banking Corp.	18,930	355,526
		17,828,585
Beverages - 1.8%
Ambev SA	51,718	145,504
Anheuser-Busch InBev SA	5,474	311,780
Arca Continental SAB de CV	20,605	126,050
Budweiser Brewing Co. APAC Ltd. (a)	5,700	14,454
Carlsberg A/S, Class B	656	107,304
China Resources Beer Holdings Co. Ltd.	4,000	29,545
Coca-Cola Femsa SAB de CV	6,091	34,546
Davide Campari-Milano NV	4,817	67,997
Diageo PLC	17,217	837,116
Fomento Economico Mexicano SAB de CV	15,945	138,980
Fraser & Neave Holdings BHD	1,700	10,842
Heineken NV	629	65,754
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,000	25,700
Kirin Holdings Co. Ltd.	15,900	295,698
Kweichow Moutai Co. Ltd., Class A	300	84,956
Luzhou Laojiao Co., Ltd, Class A	900	30,860
Pernod Ricard SA	1,466	324,003
Remy Cointreau SA	546	105,992
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	490	23,923
Suntory Beverage & Food Ltd.	4,200	174,663
Treasury Wine Estates Ltd.	15,923	142,740

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Beverages (continued)
Wuliangye Yibin Co. Ltd., Class A	2,400	$81,480
		3,179,887
Biotechnology - 0.9%
3SBio, Inc. *,(a)	7,500	7,370
BeiGene Ltd., ADR *	449	162,987
Celltrion, Inc. *	715	156,708
CSL Ltd.	3,198	677,776
Galapagos NV *	1,572	82,276
Genmab A/S *	398	174,246
Grifols SA	770	18,812
Innovent Biologics, Inc., *,(a)	4,500	43,644
MorphoSys AG *	1,528	72,606
Seegene, Inc.	308	15,790
Zai Lab Ltd., ADR *	625	65,869
		1,478,084
Building Products - 0.7%
Assa Abloy AB, Class B	16,382	478,808
Cie de Saint-Gobain	1,331	89,839
Daikin Industries Ltd.	2,300	504,217
Kingspan Group PLC	1,598	159,272
Sanwa Holdings Corp.	1,300	16,965
Zhuzhou Kibing Group Co. Ltd., Class A	7,400	19,845
		1,268,946
Capital Markets - 1.5%
3i Group PLC	6,584	113,766
Amundi SA, (a)	1,875	158,414
ASX Ltd.	2,014	117,840
B3 SA - Brasil Bolsa Balcao	88,416	207,373
Brookfield Asset Management, Inc., Class A	1,583	84,807
China International Capital Corp. Ltd.,, Class H (a)	20,000	52,539
CI Financial Corp.	500	10,147
CITIC Securities Co., Ltd., Class A	43,400	169,781
Deutsche Boerse AG	1,301	211,845
DWS Group GmbH & Co. KGaA (a)	1,550	65,532
East Money Information Co. Ltd., Class A	20,448	108,756
Euronext NV (a)	639	72,354
Futu Holdings Ltd., ADR *	279	25,395
Guotai Junan Securities Co. Ltd., Class A	24,900	68,703
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	51,947
Hong Kong Exchanges & Clearing Ltd.	3,400	209,556
Huatai Securities Co. Ltd., Class A	22,000	57,841
IG Group Holdings PLC	5,468	59,314
IOOF Holdings Ltd.	27,856	86,725
Macquarie Group Ltd.	1,472	193,521
Magellan Financial Group Ltd.	2,530	64,640

	Shares/ Principal	Fair Value

Capital Markets (continued)
Perpetual Ltd.	1,866	$51,530
Reinet Investments SCA	690	12,985
TMX Group Ltd.	1,032	111,269
UBS Group AG	9,917	159,463
Up Fintech Holding Ltd., ADR *	666	7,053
		2,533,096
Chemicals - 3.3%
Air Liquide SA	2,092	335,990
Air Water, Inc.	1,100	17,677
Akzo Nobel NV	1,189	130,055
Arkema SA	139	18,445
Asahi Kasei Corp.	13,300	142,626
BASF SE	480	36,632
Chr Hansen Holding A/S	1,170	95,626
Clariant AG *	6,903	130,423
Covestro AG (a)	2,525	173,650
Croda International PLC	1,561	179,832
DIC Corp.	1,900	53,897
Dongyue Group Ltd.	6,000	14,983
Evonik Industries AG	14,820	468,380
Givaudan SA	225	1,027,979
Hyosung Advanced Materials Corp. *	30	18,573
Johnson Matthey PLC	1,862	67,410
Kaneka Corp.	300	12,624
Kansai Paint Co. Ltd.	2,900	72,256
LG Chem Ltd.	341	223,493
Mitsubishi Chemical Holdings Corp.	2,600	23,850
Nippon Paint Holdings Co. Ltd.	9,900	107,984
Nippon Shokubai Co. Ltd.	1,100	56,984
Nitto Denko Corp.	800	57,217
Novozymes A/S, Class B	1,597	109,518
Nutrien Ltd.	2,930	190,137
PhosAgro PJSC, GDR	740	16,487
Shin-Etsu Chemical Co. Ltd.	2,800	474,300
Sika AG	2,115	672,919
Solvay SA	295	36,805
Sumitomo Chemical Co. Ltd.	95,000	498,096
Symrise AG	1,425	187,693
Toray Industries, Inc.	9,700	62,264
Tosoh Corp.	1,600	29,168
Wanhua Chemical Group Co. Ltd., Class A	2,700	44,602
		5,788,575
Commercial Services & Supplies - 0.4%
Brambles Ltd.	41,148	320,119
HomeServe PLC	10,413	126,995
Rentokil Initial PLC	9,497	74,732
Secom Co. Ltd.	1,500	108,936
		630,782

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Communications Equipment - 0.3%
Nokia Oyj *	70,425	$388,425
Telefonaktiebolaget LM Ericsson, Class B	9,607	108,824
ZTE Corp., Class A	4,900	25,121
		522,370
Construction & Engineering - 0.1%
COMSYS Holdings Corp.	600	15,858
HOCHTIEF AG	249	20,010
Kandenko Co. Ltd.	3,900	32,507
Maeda Corp.	5,800	46,733
Metallurgical Corp. of China Ltd., Class H	72,000	22,198
Obayashi Corp.	2,400	19,983
Skanska AB, Class B	565	14,253
		171,542
Construction Materials - 0.6%
BBMG Corp., Class H	73,000	12,472
Cemex SAB de CV *	113,453	82,338
CRH PLC	1,866	87,809
Holcim Ltd. *	6,130	296,627
Imerys SA	650	28,234
James Hardie Industries PLC	11,668	423,695
Siam Cement PCL (The), NVDR	8,700	103,366
Taiheiyo Cement Corp.	600	12,508
Wienerberger AG	916	30,935
		1,077,984
Consumer Finance - 0.0%†
Lufax Holding Ltd., ADR *	2,836	19,795
Muangthai Capital PCL, NVDR	8,800	15,150
Zip Co. Ltd. *	3,102	15,820
		50,765
Containers & Packaging - 0.0%†
Klabin SA	5,779	25,602
Smurfit Kappa Group PLC	767	40,339
		65,941
Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	21,500	306,917

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	2,500	56,621
Cogna Educacao *	29,080	14,516
IDP Education Ltd.	771	18,997
		90,134
Diversified Financial Services - 0.8%
Banca Mediolanum SpA	2,344	25,400
Challenger Ltd.	8,543	38,754
EXOR NV	1,057	89,328
FirstRand Ltd.	37,438	160,527
Groupe Bruxelles Lambert SA	1,926	212,232
Industrivarden AB, Class A	976	31,371
Investor AB, Class A	6,692	145,520

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Investor AB, Class B	13,112	$283,476
Jackson Financial, Inc., Class A *	340	8,840
Kinnevik AB, Class B *	1,916	67,706
L E Lundbergforetagen AB, Class B	1,692	93,336
M&G PLC	7,398	20,309
Mitsubishi HC Capital, Inc.	28,100	148,087
		1,324,886
Diversified Telecommunication - 0.8%
China Tower Corp. Ltd., Class H (a)	112,000	14,675
Iliad SA	123	25,944
KT Corp.	7,588	208,926
Nippon Telegraph & Telephone Corp.	11,300	312,440
Orange SA	12,637	136,966
PCCW Ltd.	129,000	66,284
Proximus SADP	1,092	21,692
Singapore Telecommunications Ltd.	18,200	32,979
Spark New Zealand Ltd.	11,045	36,421
Telecom Italia SpA/Milano	354,682	141,024
Telefonica Deutschland Holding AG	7,751	22,080
Telekom Malaysia BHD	38,800	52,827
Telia Co. AB	51,332	211,963
Telstra Corp. Ltd.	35,752	101,494
United Internet AG	1,006	39,198
		1,424,913
Electric Utilities - 1.2%
Acciona SA	741	122,978
Chugoku Electric Power Co., Inc. (The)	3,900	35,618
CPFL Energia SA	16,341	80,912
EDP - Energias de Portugal SA	19,552	102,762
Electricite de France SA	28,688	362,070
Emera, Inc.	5,787	262,022
Enel SpA	25,250	194,631
Energisa SA	4,781	38,633
Equatorial Energia SA	4,300	20,013
Fortis, Inc.	3,479	154,308
Iberdrola SA	11,799	118,749
Light SA	4,100	9,827
Neoenergia SA	5,561	15,666
Origin Energy Ltd.	4,961	16,950
Orsted AS (a)	1,458	192,882
Shikoku Electric Power Co., Inc.	16,300	113,366
Tenaga Nasional BHD	101,000	233,532
		2,074,919
Electrical Equipment - 1.6%
ABB Ltd.	15,991	538,090
Contemporary Amperex Technology Co. Ltd., Class A	1,900	154,575
Legrand SA	4,397	472,696
Mitsubishi Electric Corp.	3,400	47,446
Nidec Corp.	1,400	155,841

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Schneider Electric SE	7,493	$1,249,629
WEG SA	15,148	109,811
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	13,062
		2,741,150
Electronic Equipment, Instruments & Components - 1.6%
AAC Technologies Holdings, Inc.	3,500	16,703
Alps Alpine Co. Ltd.	3,800	41,482
BOE Technology Group Co. Ltd., Class A	67,700	52,906
Canon Marketing Japan, Inc.	700	16,337
GoerTek, Inc., Class A	2,900	19,342
Halma PLC	4,153	159,143
Hexagon AB, Class B	19,518	303,304
Inari Amertron BHD	82,400	72,628
Keyence Corp.	1,500	900,739
LG Innotek Co. Ltd.	177	31,169
Murata Manufacturing Co. Ltd.	2,400	214,242
Omron Corp.	2,700	268,609
Samsung Electro-Mechanics Co. Ltd.	893	133,875
Samsung SDI Co. Ltd.	378	229,226
Shimadzu Corp.	1,800	79,292
Sunny Optical Technology Group Co. Ltd.	3,600	94,709
TDK Corp.	600	21,752
Venture Corp. Ltd.	2,500	33,092
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,160	44,947
		2,733,497
Energy Equipment & Services - 0.1%
Dialog Group BHD	15,700	8,963
John Wood Group PLC *	10,947	33,963
Tenaris SA	3,770	39,725
Worley Ltd.	5,399	38,649
		121,300
Entertainment - 0.8%
Bilibili, Inc., ADR *	1,708	113,018
NCSoft Corp.	161	81,996
NetEase, Inc., ADR	5,413	462,270
NetEase, Inc.	5,100	86,150
Netmarble Corp. (a)	287	28,603
Nexon Co. Ltd.	2,500	40,489
Nintendo Co. Ltd.	800	389,406
Sea Ltd., ADR *	612	195,063
Tencent Music Entertainment Group, ADR *	3,441	24,947
		1,421,942
Equity Real Estate Investment - 0.8%
British Land Co. PLC (The)	2,752	18,375
Canadian Apartment Properties REIT	856	39,940

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Champion REIT	23,000	$12,054
Charter Hall Group	1,883	23,327
First Capital Real Estate Investment Trust	1,897	26,205
Goodman Group	26,248	411,058
GPT Group (The)	14,419	52,807
Hammerson PLC	37,541	16,370
Klepierre SA *	3,875	87,304
Link REIT	13,300	114,042
Mirvac Group	7,863	16,983
RioCan Real Estate Investment Trust	991	16,928
Scentre Group	140,222	302,855
Stockland	7,275	23,543
Unibail-Rodamco-Westfield *	1,606	118,414
Warehouses De Pauw CVA	558	22,634
		1,302,839
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc., Class B	11,321	433,055
Berli Jucker PCL, NVDR	86,400	84,268
Carrefour SA	1,753	31,582
Casino Guichard Perrachon SA *	69	1,859
Clicks Group Ltd.	2,219	40,958
Coles Group Ltd.	5,077	62,309
J Sainsbury PLC	9,947	38,278
Jeronimo Martins SGPS SA	5,764	114,966
Kesko Oyj, Class B	5,682	196,501
Koninklijke Ahold Delhaize NV	27,906	929,338
Lawson, Inc.	2,900	142,433
Loblaw Cos. Ltd.	1,190	81,647
Magnit PJSC, GDR	2,720	45,832
Metcash Ltd.	9,316	26,447
Seven & i Holdings Co. Ltd.	600	27,345
Sundrug Co. Ltd.	500	15,281
Tesco PLC	101,630	347,104
Tsuruha Holdings, Inc.	200	24,665
Wal-Mart de Mexico SAB de CV	21,019	71,566
Wm Morrison Supermarkets PLC	15,029	59,678
		2,775,112
Food Products - 2.1%
a2 Milk Co. Ltd. (The) *	3,230	14,327
Associated British Foods PLC	1,957	49,080
AVI Ltd.	2,983	16,962
Calbee, Inc.	14,500	353,744
Dali Foods Group Co. Ltd. (a)	66,000	39,848
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,300	22,129
Fuji Oil Holdings, Inc.	1,600	37,614
Grupo Bimbo SAB de CV, Series A	23,733	67,013
Itoham Yonekyu Holdings, Inc.	2,300	15,089
JDE Peet's NV	3,927	117,421

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Food Products (continued)
Kerry Group PLC, Class A	559	$75,151
Kuala Lumpur Kepong BHD	6,300	30,277
Marfrig Global Foods SA	10,860	50,823
Morinaga & Co. Ltd./Japan	3,300	122,003
Nestle SA	19,626	2,371,067
Nisshin Seifun Group, Inc.	2,400	40,031
Nissin Foods Holdings Co. Ltd.	600	48,183
QL Resources BHD	10,350	13,301
Strauss Group Ltd.	750	21,948
Toyo Suisan Kaisha Ltd.	800	35,528
Uni-President China Holdings Ltd.	21,000	19,989
Yamazaki Baking Co. Ltd.	6,500	113,368
		3,674,896
Gas Utilities - 0.4%
AltaGas Ltd., Class Common Subscription Receipt	863	17,024
Beijing Enterprises Holdings Ltd.	10,000	40,015
ENN Energy Holdings Ltd.	6,200	102,263
Italgas SpA	16,533	106,151
Korea Gas Corp. *	1,050	43,144
Rubis SCA	7,407	256,586
Tokyo Gas Co. Ltd.	4,500	83,849
Towngas China Co. Ltd. *	14,000	8,740
		657,772
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	1,103	89,909
Cochlear Ltd.	295	46,966
Coloplast A/S, Class B	2,775	435,317
Elekta AB, Class B	17,222	193,588
Fisher & Paykel Healthcare Corp. Ltd.	8,648	190,906
Getinge AB, Class B	508	20,312
GN Store Nord A/S	414	28,720
Hartalega Holdings BHD	31,600	46,421
Hoya Corp.	2,300	360,228
Koninklijke Philips NV	1,457	64,740
Kossan Rubber Industries	31,500	17,381
Nihon Kohden Corp.	600	20,435
Olympus Corp.	10,400	228,972
Osstem Implant Co. Ltd.	129	14,589
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	149,107
Smith & Nephew PLC	6,867	119,165
Straumann Holding AG	45	81,211
Supermax Corp. BHD	16,560	9,454
Sysmex Corp.	700	87,394
Terumo Corp.	9,700	459,462
		2,664,277
Health Care Providers & Services - 0.4%
Aier Eye Hospital Group Co., Ltd., Class A	2,300	19,006

	Shares/ Principal	Fair Value
Health Care Providers & Services (continued)
Amplifon SpA	4,289	$204,794
Celltrion Healthcare Co. Ltd. *	392	36,220
Fleury SA	4,972	20,303
Fresenius Medical Care AG & Co. KGaA	3,614	254,909
Fresenius Se & Co. KGAA	540	25,994
IHH Healthcare BHD	81,600	130,591
		691,817
Health Care Technology - 0.1%
M3, Inc.	2,400	171,909

Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd.	2,150	72,916
Compass Group PLC *	9,819	201,769
Entain PLC *	1,432	41,127
Evolution AB (a)	892	136,075
Flutter Entertainment PLC *	1,211	240,137
Greggs PLC	2,961	117,698
Jiumaojiu International Holdings Ltd., (a)	10,000	30,252
Sodexo SA *	1,651	144,999
Trip.com Group Ltd., ADR *	2,484	76,383
Whitbread PLC *	1,971	88,126
		1,149,482
Household Durables - 0.6%
Barratt Developments PLC	1,752	15,601
Bellway PLC	1,378	60,925
Casio Computer Co. Ltd.	1,900	31,623
Electrolux AB, Series B *	788	18,222
Husqvarna AB, Class B	12,852	154,323
LG Electronics, Inc.	378	40,705
Nikon Corp.	6,900	77,302
Redrow PLC	4,378	39,409
Rinnai Corp.	500	54,941
Sekisui House Ltd.	9,700	204,432
Sony Group Corp.	3,300	368,375
Sumitomo Forestry Co. Ltd.	1,300	24,980
Taylor Wimpey PLC	9,947	20,896
		1,111,734
Household Products - 0.1%
Henkel AG & Co. KGaA	99	8,554
Lion Corp.	1,500	24,306
Pigeon Corp.	2,200	51,266
Unicharm Corp.	3,300	146,374
		230,500
Independent Power and Renewable Electricity Producers - 0.1%
B Grimm Power PCL	10,800	13,087
China Longyuan Power Group Corp. Ltd., Class H	12,000	29,659
China Yangtze Power Co. Ltd., Class A	7,300	24,853

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Independent Power and Renewable Electricity Producers (continued)
Datang International Power Generation Co. Ltd., Class H	124,000	$23,893
Electric Power Development Co. Ltd.	3,300	47,825
Gulf Energy Development PCL	13,500	16,558
Gunkul Engineering PCL, NVDR	174,600	25,079
		180,954
Industrial Conglomerates - 1.1%
Alfa SAB de CV, Class A	18,300	12,764
Hitachi Ltd.	400	23,805
Lifco AB, Class B	933	25,168
NWS Holdings Ltd.	9,000	8,336
Rheinmetall AG	1,609	158,094
Samsung C&T Corp.	646	67,383
Siemens AG	7,809	1,284,410
SM Investments Corp.	920	17,855
Smiths Group PLC	10,696	207,820
Toshiba Corp.	2,400	101,421
		1,907,056
Insurance - 4.2%
Ageas SA/NV	414	20,545
AIA Group Ltd.	118,400	1,368,087
Allianz SE	2,130	480,975
ASR Nederland NV	1,908	87,390
Assicurazioni Generali SpA	4,301	91,668
Aviva PLC	7,238	38,637
AXA SA	16,032	447,506
Baloise Holding AG	525	80,085
China Life Insurance Co. Ltd., Class H	64,000	105,068
CNP Assurances	10,673	169,771
Dai-ichi Life Holdings, Inc.	2,600	57,628
Direct Line Insurance Group PLC	4,188	16,353
Fairfax Financial Holdings Ltd.	695	280,507
Great-West Lifeco, Inc.	14,148	430,409
Hannover Rueck SE	455	79,810
iA Financial Corp., Inc.	276	15,656
Intact Financial Corp., Class Common Subscription Receipt	1,079	142,646
Japan Post Holdings Co. Ltd. *	13,100	110,905
Legal & General Group PLC	15,393	58,343
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,371	6,653
Manulife Financial Corp., Class Common Subscription Receipt	36,158	695,846
Medibank Pvt Ltd.	158,500	411,028
MS&AD Insurance Group Holdings, Inc.	6,500	218,812
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	446	122,452
Old Mutual Ltd.	29,187	32,146
Phoenix Group Holdings PLC	3,233	28,143

	Shares/ Principal	Fair Value
Insurance (continued)
PICC Property & Casualty Co. Ltd., Class H	8,000	$7,759
Ping An Insurance Group Co. of China Ltd., Class A	17,700	132,459
Ping An Insurance Group Co. of China Ltd., Class H	55,500	379,641
Porto Seguro SA	1,804	16,441
Prudential PLC	13,608	266,968
QBE Insurance Group Ltd.	10,851	91,394
Sampo Oyj, Class A	1,473	73,253
Samsung Fire & Marine Insurance Co. Ltd.	77	15,283
Samsung Life Insurance Co. Ltd.	645	39,986
Sanlam Ltd.	25,363	107,757
T&D Holdings, Inc.	900	12,495
Tokio Marine Holdings, Inc.	5,600	302,197
Unipol Gruppo SpA	33,467	196,027
Zurich Insurance Group AG	167	68,673
		7,307,402
Interactive Media & Services - 2.5%
Auto Trader Group PLC, (a)	2,300	18,260
Autohome, Inc., ADR	944	44,302
Baidu, Inc., ADR *	3,043	467,861
Baidu, Inc., Class A *	3,250	61,955
Kakao Corp.	2,067	206,002
Kuaishou Technology *,(a)	3,600	38,244
NAVER Corp.	1,204	394,554
REA Group Ltd.	2,703	310,157
Rightmove PLC	19,927	183,620
Scout24 AG (a)	1,768	122,859
Tencent Holdings Ltd.	41,100	2,436,017
Z Holdings Corp.	3,700	23,800
		4,307,631
Internet & Direct Marketing Retail - 2.7%
Alibaba Group Holding Ltd. *	96,400	1,760,912
HelloFresh SE *	572	53,007
JD.com, Inc., ADR *	6,547	472,955
JD.com, Inc., Class A *	1,300	47,293
Just Eat Takeaway.com NV *,(a)	2,007	146,632
Meituan, Class B *,(a)	23,900	757,098
Naspers Ltd., Class N	3,138	519,892
Pinduoduo, Inc., ADR *	2,367	214,616
Prosus NV *	3,733	298,476
Vipshop Holdings Ltd., ADR *	4,960	55,254
Zalando SE *,(a)	3,393	311,911
ZOZO, Inc.	600	22,559
		4,660,605
IT Services - 1.6%
Adyen NV, *,(a)	145	405,835
Afterpay Ltd. *	543	47,586

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
IT Services (continued)
Amadeus IT Group SA *	475	$31,313
Appen Ltd.	2,454	15,883
Atos SE	246	13,157
Capgemini SE	124	25,889
CGI, Inc. *	6,374	541,326
Cielo SA	53,228	22,370
GDS Holdings Ltd., Class A *	3,100	22,101
GMO internet, Inc.	1,000	25,687
NEC Corp.	2,700	146,888
Nomura Research Institute Ltd.	1,400	51,947
NTT Data Corp.	7,300	141,649
Obic Co. Ltd.	900	172,377
Otsuka Corp.	300	15,434
Samsung SDS Co. Ltd.	746	101,126
Shopify, Inc., Class A *	786	1,066,667
		2,847,235
Leisure Products - 0.0%†
Bandai Namco Holdings, Inc.	600	45,171
Games Workshop Group PLC	21	2,908
		48,079
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SE	1,534	197,055
Gerresheimer AG	56	5,504
Pharmaron Beijing Co. Ltd., Class H (a)	3,800	90,940
Samsung Biologics Co. Ltd., *,(a)	93	68,650
Sartorius Stedim Biotech	247	138,464
Tecan Group AG	219	124,777
WuXi AppTec Co. Ltd., Class A	3,720	87,961
WuXi AppTec Co. Ltd., Class H (a)	11,400	266,671
Wuxi Biologics Cayman, Inc., *,(a)	27,000	438,748
		1,418,770
Machinery - 2.8%
Amada Co. Ltd.	19,000	198,216
ANDRITZ AG	1,787	97,919
Atlas Copco AB, Class A	11,234	683,397
Atlas Copco AB, Class B	4,420	226,594
CNH Industrial NV	10,715	182,547
Daifuku Co. Ltd.	700	66,000
DMG Mori Co. Ltd.	1,000	18,911
Ebara Corp.	700	34,820
Epiroc AB, Class A	2,457	51,114
FANUC Corp.	2,700	594,448
FLSmidth & Co. A/S	686	23,971
Fluidra SA	1,375	54,898
GEA Group AG	606	27,805
Hoshizaki Corp.	200	18,248
IMI PLC	716	16,026
Indutrade AB	1,477	41,262
Interpump Group SpA	12	779
Komatsu Ltd.	6,000	144,925

	Shares/ Principal	Fair Value

Machinery (continued)
Kone Oyj, Class B	9,535	$671,655
Kubota Corp.	700	14,988
Mitsubishi Heavy Industries Ltd.	2,900	78,598
Sandvik AB	2,689	61,842
Schindler Holding AG	182	49,009
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	51,670
SKF AB, Class B	6,090	144,514
SMC Corp.	700	439,668
Spirax-Sarco Engineering PLC	382	77,106
Sumitomo Heavy Industries Ltd.	1,100	28,995
Techtronic Industries Co. Ltd.	25,500	508,058
Trelleborg AB, Class B	2,663	56,982
UWC BHD	35,200	50,448
Valmet OYJ	547	19,868
Yaskawa Electric Corp.	1,600	77,437
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	41,299	52,725
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	13,609
		4,879,052
Marine - 0.6%
AP Moller - Maersk A/S, Class A	45	116,075
AP Moller - Maersk A/S, Class B	92	249,282
COSCO SHIPPING Holdings Co Ltd., Class A *	7,200	19,253
COSCO SHIPPING Holdings Co. Ltd., Class H *	58,550	89,803
HMM Co Ltd. *	989	28,150
Kuehne + Nagel International AG	792	271,174
Mitsui OSK Lines Ltd. *	900	60,981
Nippon Yusen KK	1,700	128,748
SITC International Holdings Co. Ltd.	4,000	14,362
		977,828
Media - 0.6%
CyberAgent, Inc.	6,600	128,126
ITV PLC *	119,510	171,777
Megacable Holdings SAB de CV	3,800	11,632
MultiChoice Group	1,493	11,330
Nine Entertainment Co. Holdings Ltd.	12,710	24,238
Nippon Television Holdings, Inc.	3,900	44,147
ProSiebenSat.1 Media SE	1,640	30,145
Publicis Groupe SA	2,247	151,718
RTL Group SA	3,000	179,579
SES SA, Class A	2,150	19,261
Telenet Group Holding NV	2,227	85,069
WPP PLC	13,713	184,992
		1,042,014
Metals & Mining - 2.7%
Acerinox SA	1,296	16,657

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Metals & Mining (continued)
Alumina Ltd.	26,387	$40,027
Aluminum Corp. of China Ltd., Class H *	58,000	43,884
Angang Steel Co. Ltd., Class H	22,000	13,565
Anglo American Platinum Ltd.	982	85,140
Anglo American PLC	13,476	476,518
Anglo American PLC	6,705	237,489
AngloGold Ashanti Ltd.	5,485	86,666
BHP Group Ltd.	14,466	393,006
BHP Group PLC	13,660	347,778
BlueScope Steel Ltd.	10,785	159,706
China Molybdenum Co. Ltd., Class H	51,000	31,774
First Quantum Minerals Ltd.	2,363	43,740
Franco-Nevada Corp.	1,589	206,394
Ganfeng Lithium Co. Ltd., Class A	2,500	63,036
Ganfeng Lithium Co. Ltd., Class H (a)	2,800	49,780
Glencore PLC *	41,644	197,566
Gold Fields Ltd.	8,302	68,027
Grupo Mexico SAB de CV, Series B	25,451	101,683
Impala Platinum Holdings Ltd.	6,903	78,766
JFE Holdings, Inc.	2,000	30,419
Korea Zinc Co. Ltd.	96	40,784
Mineral Resources Ltd.	1,881	60,885
Mitsubishi Materials Corp.	2,000	39,292
Mitsui Mining & Smelting Co. Ltd.	900	25,288
MMG Ltd. *	40,000	16,905
Nippon Steel Corp.	2,400	43,752
Norsk Hydro ASA	11,675	87,630
Northam Platinum Ltd. *	2,972	35,423
Northern Star Resources Ltd.	3,846	23,614
POSCO	655	182,559
Press Metal Aluminium Holdings BHD	102,200	140,124
Rio Tinto PLC	1,840	121,902
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	19,882
Sibanye Stillwater Ltd.	10,987	33,973
Sims Ltd.	5,303	51,062
South32 Ltd.	23,829	60,762
SSAB AB, Class A *	9,757	48,280
Vale SA	15,305	213,049
Wheaton Precious Metals Corp.	12,184	458,565
Yunnan Aluminium Co. Ltd., Class A *	21,500	49,341
Zhaojin Mining Industry Co. Ltd., Class H	15,000	10,559
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,600	73,604
Zijin Mining Group Co. Ltd., Class H	32,000	39,545
		4,648,401
Multiline Retail - 0.2%
Harvey Norman Holdings Ltd.	8,547	31,055
Lifestyle International Holdings Ltd. *	22,500	12,226

	Shares/ Principal	Fair Value

Multiline Retail (continued)
Next PLC	857	$94,893
Wesfarmers Ltd.	3,554	143,123
Woolworths Holdings Ltd./South Africa	8,448	33,163
		314,460
Multi-Utilities - 0.7%
AGL Energy Ltd.	15,060	62,878
Atco Ltd./Canada, Class I	9,289	297,914
Canadian Utilities Ltd., Class A	4,089	110,161
Centrica PLC *	25,587	19,555
E.ON SE	20,758	254,239
Engie SA	34,864	458,281
Hera SpA	3,875	15,880
National Grid PLC	2,447	29,187
Veolia Environnement SA	595	18,246
		1,266,341
Oil, Gas & Consumable Fuels - 4.4%
Ampol Ltd.	4,656	94,003
BP PLC	195,212	895,718
Canadian Natural Resources Ltd.	10,838	396,186
Cenovus Energy, Inc.	1,467	14,788
China Petroleum & Chemical Corp., Class A	66,500	45,896
China Petroleum & Chemical Corp., Class H	66,000	32,726
China Suntien Green Energy Corp. Ltd., Class H	31,000	31,061
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	26,000	12,758
Crescent Point Energy Corp.	14,257	65,723
Ecopetrol SA	174,971	125,493
Enbridge, Inc.	15,442	615,071
Eni SpA	9,892	132,367
Equinor ASA	15,996	407,997
Galp Energia SGPS SA	20,677	234,843
Gibson Energy, Inc.	6,100	111,999
GS Holdings Corp.	764	28,876
Imperial Oil Ltd.	1,974	62,375
Inpex Corp.	13,000	102,066
Koninklijke Vopak NV	687	27,071
Lundin Energy AB	3,006	112,288
Neste Oyj	3,616	205,222
Novatek PJSC, GDR	585	154,498
Parex Resources, Inc.	1,344	24,443
Parkland Corp./Canada	4,192	117,767
Pembina Pipeline Corp.	7,850	248,788
PetroChina Co. Ltd., Class A	155,100	144,248
PetroChina Co. Ltd., Class H	362,000	171,592
Petroleo Brasileiro SA	22,563	116,150
Petronas Dagangan BHD	14,500	66,222

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
PTT Exploration & Production PCL, NVDR	18,400	$63,898
PTT PCL, NVDR	146,900	169,325
Repsol SA	18,757	245,601
Royal Dutch Shell PLC, Class A	25,276	564,039
Royal Dutch Shell PLC, Class B	18,764	417,356
SK Innovation Co. Ltd. *	610	136,529
S-Oil Corp.	753	69,958
Star Petroleum Refining PCL, NVDR *	47,400	13,799
Suncor Energy, Inc.	775	16,065
TC Energy Corp.	10,833	521,277
TotalEnergies SE	9,762	467,651
Tourmaline Oil Corp., Class Common Subscription Receipt	1,040	36,326
Ultrapar Participacoes SA	30,797	83,480
Woodside Petroleum Ltd.	4,415	76,157
YPF SA, ADR *	1,844	8,593
		7,688,289
Paper & Forest Products - 0.2%
UPM-Kymmene Oyj	8,090	287,934

Personal Products - 1.4%
Beiersdorf AG	230	24,913
Kao Corp.	1,200	71,575
LG Household & Health Care Ltd.	67	75,658
L'Oreal SA	3,104	1,283,725
Unilever PLC	9,500	513,563
Unilever PLC	7,661	413,705
		2,383,139
Pharmaceuticals - 5.2%
Astellas Pharma, Inc.	10,900	179,998
AstraZeneca PLC	7,944	959,518
Bausch Health Cos., Inc. *	1,886	52,582
Bayer AG	6,977	380,082
CanSino Biologics, Inc., Class H *,(a)	400	14,130
Changchun High & New Technology Industry Group, Inc., Class A	600	25,502
Chugai Pharmaceutical Co. Ltd.	5,800	213,286
CSPC Pharmaceutical Group Ltd.	153,040	183,617
Daiichi Sankyo Co. Ltd. *	8,900	237,666
Eisai Co. Ltd.	300	22,575
GlaxoSmithKline PLC	16,304	308,560
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	30,429
H Lundbeck A/S	1,035	28,141
Hansoh Pharmaceutical Group Co. Ltd., (a)	4,000	10,174
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,500	27,205
Novartis AG	21,879	1,801,966

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Novo Nordisk A/S, Class B	14,926	$1,445,585
Ono Pharmaceutical Co. Ltd.	600	13,729
Roche Holding AG	4,441	1,630,599
Sanofi	4,034	388,416
Sawai Group Holdings Co. Ltd.	400	18,642
Sino Biopharmaceutical Ltd.	84,000	69,706
Sumitomo Dainippon Pharma Co. Ltd.	1,700	30,442
Takeda Pharmaceutical Co. Ltd.	19,900	659,737
Teva Pharmaceutical Industries Ltd., ADR *	6,768	65,920
Teva Pharmaceutical Industries Ltd. *	12,028	118,261
		8,916,468
Professional Services - 1.9%
Adecco Group AG	5,499	277,175
Experian PLC	9,417	394,763
Intertek Group PLC	776	52,075
Nihon M&A Center Holdings, Inc.	3,200	94,501
Randstad NV	4,421	297,688
Recruit Holdings Co. Ltd.	10,600	649,063
RELX PLC	20,949	606,454
Teleperformance	483	190,379
Thomson Reuters Corp.	1,684	186,166
Wolters Kluwer NV	4,992	529,834
		3,278,098
Real Estate Management & Development - 1.3%
Aroundtown SA	15,897	109,990
China Overseas Land & Investment Ltd.	25,000	56,971
China Resources Land Ltd.	12,000	50,638
China Vanke Co. Ltd., Class A	11,200	36,934
CK Asset Holdings Ltd.	17,000	98,489
Colliers International Group, Inc.	422	54,007
Country Garden Services Holdings Co. Ltd.	11,000	86,902
Daito Trust Construction Co. Ltd.	1,700	198,683
Deutsche Wohnen SE *	1,074	65,845
FirstService Corp.	1,473	266,264
Hysan Development Co. Ltd.	9,000	29,308
IWG PLC *	9,543	37,701
Kaisa Group Holdings Ltd. *	29,000	7,898
KE Holdings, Inc., ADR *	4,688	85,603
Kerry Properties Ltd.	56,000	147,829
KWG Group Holdings Ltd.	15,500	15,152
Logan Group Co. Ltd.	26,000	27,187
Longfor Group Holdings Ltd. (a)	2,500	11,529
Mitsubishi Estate Co. Ltd.	2,600	41,490
New World Development Co. Ltd.	5,000	20,457
Poly Property Services Co. Ltd., Class H	3,000	17,881
PSP Swiss Property AG	438	52,869
Relo Group, Inc.	1,500	31,217

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Real Estate Management & Development (continued)
Seazen Group Ltd. *	20,000	$16,006
Shenzhen Investment Ltd.	38,000	9,568
Sino Land Co. Ltd.	14,000	18,847
SM Prime Holdings, Inc.	21,800	13,996
Sun Hung Kai Properties Ltd.	14,500	181,421
Sunac China Holdings Ltd.	35,000	74,634
Swire Pacific Ltd., Class A	3,500	20,817
Swire Properties Ltd.	102,200	256,266
Times China Holdings Ltd.	13,000	10,805
Vonovia SE	374	22,496
Wharf Holdings Ltd. (The)	5,000	16,603
Wharf Real Estate Investment Co. Ltd.	12,000	62,122
		2,254,425
Road & Rail - 0.4%
ALD SA (a)	967	13,224
Aurizon Holdings Ltd.	71,231	195,010
CJ Logistics Corp. *	69	8,916
Hitachi Transport System Ltd.	300	13,377
Localiza Rent a Car SA	8,415	84,600
MTR Corp. Ltd.	37,500	202,321
National Express Group PLC *	4,833	15,718
Sankyu, Inc.	200	9,285
TFI International, Inc.	1,407	143,915
		686,366
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp.	2,700	242,716
ams AG *	5,187	94,832
ASM Pacific Technology Ltd.	2,600	28,773
ASML Holding NV	1,834	1,372,870
Daqo New Energy Corp., ADR *	857	48,849
Disco Corp.	1,000	280,977
JCET Group Co., Ltd., Class A	5,656	28,069
Lasertec Corp.	100	22,935
LONGi Green Energy Technology Co. Ltd., Class A	3,108	39,669
Renesas Electronics Corp. *	2,900	36,284
SCREEN Holdings Co. Ltd.	500	43,065
SK Hynix, Inc.	4,081	355,020
Tokyo Electron Ltd.	1,800	801,309
Tokyo Seimitsu Co. Ltd.	3,100	128,223
Tower Semiconductor Ltd. *	1,206	36,369
Ulvac, Inc.	200	11,490
Unigroup Guoxin Microelectronics Co. Ltd., Class A	800	25,602
Will Semiconductor Co. Ltd., Class A	900	33,789
Xinyi Solar Holdings Ltd.	12,000	24,602
		3,655,443

	Shares/ Principal	Fair Value

Software - 2.2%
Constellation Software, Inc.	151	$247,328
Dassault Systemes SE	9,057	477,228
Kingdee International Software Group Co. Ltd. *	25,000	83,658
Lightspeed Commerce, Inc. *	319	30,776
Micro Focus International PLC	23,395	129,238
Nemetschek SE	1,233	129,609
Nice Ltd. *	1,443	402,554
Open Text Corp.	2,669	130,242
Oracle Corp. Japan	600	52,808
Rakus Co. Ltd.	1,000	35,447
Sangfor Technologies, Inc., Class A	500	18,152
SAP SE	9,723	1,317,059
SimCorp. A/S	498	58,974
Temenos AG	2,135	290,892
TOTVS SA	4,800	31,748
Trend Micro, Inc./Japan	2,600	144,943
WiseTech Global Ltd.	1,630	63,169
Xero Ltd. *	1,726	173,302
		3,817,127
Specialty Retail - 1.0%
Auto1 Group SE *,(a)	1,339	48,991
China Tourism Group Duty Free Corp. Ltd., Class A	400	16,094
Dufry AG *	1,769	100,165
Fast Retailing Co. Ltd.	400	295,693
Fielmann AG	796	53,184
Foschini Group Ltd. (The) *	1,691	15,348
H & M Hennes & Mauritz AB, Class B *	6,665	135,882
Hikari Tsushin, Inc.	700	118,512
Industria de Diseno Textil SA	13,324	491,360
JB Hi-Fi Ltd.	5,079	167,004
JD Sports Fashion PLC	10,298	145,587
Nitori Holdings Co. Ltd.	100	19,816
Pets at Home Group Plc	2,799	18,138
Shimamura Co. Ltd.	200	18,804
USS Co. Ltd.	2,600	44,578
WH Smith PLC *	1,880	43,423
Yamada Holdings Co. Ltd.	17,400	73,296
		1,805,875
Technology Hardware, Storage & Peripherals - 1.7%
Canon, Inc.	14,700	361,061
FUJIFILM Holdings Corp.	500	43,195
Konica Minolta, Inc.	10,100	54,675
Lenovo Group Ltd.	120,000	129,023
Ricoh Co. Ltd.	5,200	53,503
Samsung Electronics Co. Ltd.	33,658	2,106,468
Seiko Epson Corp.	900	18,222

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Technology Hardware, Storage & Peripherals (continued)
Xiaomi Corp., Class B *,(a)	88,400	$242,444
		3,008,591
Textiles, Apparel & Luxury Goods - 2.9%
adidas AG	1,523	479,749
ANTA Sports Products Ltd.	8,000	150,861
Burberry Group PLC	6,828	167,099
Cie Financiere Richemont SA, Class A	6,990	729,984
Gildan Activewear, Inc.	900	32,878
Hermes International	474	657,288
HUGO BOSS AG	473	28,549
Kering SA	1,022	729,619
Li Ning Co. Ltd.	17,500	202,659
LVMH Moet Hennessy Louis Vuitton SE	2,368	1,701,799
PRADA SpA	2,200	12,166
Shenzhou International Group Holdings Ltd.	1,300	27,688
Swatch Group AG (The)	382	100,532
Xtep International Holdings Ltd.	22,000	30,804
		5,051,675
Tobacco - 1.5%
British American Tobacco PLC	30,312	1,064,286
Gudang Garam TBK PT	6,500	14,783
Imperial Brands PLC	8,606	180,847
Japan Tobacco, Inc.	51,200	1,004,956
Swedish Match AB	44,951	393,887
		2,658,759
Trading Companies & Distributors - 0.9%
Ashtead Group PLC	2,443	185,980
Brenntag SE	648	60,516
Ferguson PLC	1,561	217,528
Finning International, Inc.	809	19,956
Howden Joinery Group PLC	6,642	80,226
IMCD NV	272	52,093
ITOCHU Corp.	4,400	129,230
Marubeni Corp.	14,600	122,113
Mitsubishi Corp.	2,600	82,398
Mitsui & Co. Ltd.	3,200	70,668
MonotaRO Co. Ltd.	1,500	33,932
Rexel SA *	4,470	86,851
Sojitz Corp.	2,920	48,154
Sumitomo Corp.	30,000	425,230
		1,614,875
Transportation Infrastructure - 0.1%
EcoRodovias Infraestrutura e Logistica SA *	7,310	12,087
Grupo Aeroportuario del Centro Norte SAB de CV, Class B *	1,800	10,635
Grupo Aeroportuario del Pacifico SAB de CV, Class B *	2,161	25,245

	Shares/ Principal	Fair Value
Transportation Infrastructure (continued)
Kamigumi Co. Ltd.	1,100	$23,218
Transurban Group	3,177	32,496
		103,681
Water Utilities - 0.0%†
Cia de Saneamento de Minas Gerais-COPASA	6,708	17,001

Wireless Telecommunication Services - 1.1%
1&1 AG	503	15,938
America Movil SAB de CV, Series L	60,632	53,919
Freenet AG	4,551	119,359
KDDI Corp.	15,200	502,830
Mobile TeleSystems PJSC, ADR	3,291	31,725
MTN Group Ltd. *	4,535	42,610
Rogers Communications, Inc., Class B	1,525	71,203
SK Telecom Co. Ltd.	673	184,166
SoftBank Corp.	18,400	249,759
SoftBank Group Corp.	8,000	464,620
Tele2 AB, Class B	5,990	88,906
Vodacom Group Ltd.	2,599	24,883
Vodafone Group PLC	30,951	47,283
		1,897,201
Total Common Stocks (Cost - $138,962,002)		153,802,190
Exchange Traded Funds - 7.9%
Equity Funds - 7.9%
iShares MSCI India ETF	124,122	6,043,500
iShares MSCI Taiwan ETF	119,616	7,417,388
iShares MSCI Turkey ETF	9,660	205,372

Total Exchange Traded Funds (Cost - $9,485,061)		13,666,260
Preferred Stocks - 1.1%
Airlines - 0.1%
Azul SA *	15,995	106,850
GOL Linhas Aereas Inteligentes SA *	9,948	37,719
		144,569
Automobiles - 0.2%
Bayerische Motoren Werke AG	161	12,315
Volkswagen AG	1,475	331,018
		343,333
Banks - 0.3%
Banco Bradesco SA	73,482	280,502
Bancolombia SA	1,950	16,881
Itau Unibanco Holding SA	44,495	236,483
		533,866
Health Care Equipment & Supplies - 0.1%
Sartorius AG	292	186,060

Household Products - 0.1%
Henkel AG & Co. KGaA	2,410	223,948

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Preferred Stocks (continued)
Internet & Direct Marketing Retail - 0.0%†
Lojas Americanas SA	25,527	$22,487

Metals & Mining - 0.0%†
Gerdau SA	3,563	17,721

Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA	29,480	147,159

Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	3,956	232,549

Total Preferred Stocks (Cost - $1,884,248)		1,851,692
Rights - 0.0%†
Jin Air Co. Ltd., expires 11/2/21	150	798
Transurban Group, expires 10/20/21	353	268

Total Rights (Cost - $0)		1,066
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(b) (Cost - $2,360,292)	2,360,292	2,360,292

Total Investments - 99.2% (Cost - $152,691,604)		$171,681,500
Other Assets Less Liabilities - Net 0.8%		1,401,305
Total Net Assets - 100.0%		$173,082,805

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2021, these securities amounted to $4,416,637 or 2.6% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	17	12/17/2021	$1,926,950	$(82,465)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	14	12/17/2021	871,920	(31,630)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	12/16/2021	188,830	(4,671)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(118,766)